- CAPITAL STOCK	3 Months Ended
Aug. 31, 2011
- CAPITAL STOCK

NOTE 3 -   CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares and 25,000,000 preferred shares, both with a par value of $0.001 per share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

Since inception (June 8, 2011) to August 31, 2011, the Company has issued 1,000,000 common shares at $0.01per share for $10,000 in cash, for total cash proceeds of $10,000.

There were 1,000,000 common shares issued and outstanding at August 31, 2011.  Of these shares, 1,000,000 were issued to one director and officer of the Company.

There are no preferred shares outstanding.  The Company has issued no authorized preferred shares.  The Company has no stock option plan, warrants or other dilutive securities.